CORE DEPOSIT INTANGIBLE	12 Months Ended
Dec. 31, 2013
CORE DEPOSIT INTANGIBLE
CORE DEPOSIT INTANGIBLE

NOTE 6 - CORE DEPOSIT INTANGIBLE

The gross carrying value and accumulated amortization of the core deposit intangible is presented below:

	December 31,
	2013	2012
Core deposit intangible	$3,258,000	$3,258,000
Less accumulated amortization	(2,987,000)	(2,723,000)

	$271,000	$535,000

Amortization expense on core deposit intangible for the years ended December 31, 2013 and 2012 was $264,000 and $281,000, respectively.

Estimated future amortization expense on core deposit intangible for the five succeeding fiscal years is as follows:

Year Ending December 31,	Amount
2014	$75,000
2015	58,000
2016	58,000
2017	58,000
2018	22,000